Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Operating expenses
Amortization	$ 2,497,003	$ 320,815	$ 1,481,738
Professional fee	1,479,662	190,108	1,087,478
Other general and administrative expenses	15,000	1,927	170,939	77,088
Total operating expenses	3,991,665	512,850	2,740,155	77,088
Loss before income taxes	(3,991,665)	(512,850)	(2,740,155)	(77,088)
Income taxes
Net loss	$ (3,991,665)	$ (512,850)	$ (2,740,155)	$ (77,088)